Provisions	12 Months Ended
Jun. 30, 2025
Schedule Of Employee Benefits
Provisions

18. Provisions

	Consolidated Group
	2025 A$	2024 A$
Employee benefits
Current	136,508	211,300
Non-current	71,652	42,949
	208,160	254,249
Other provisions
Non-current	90,450	90,450
	90,450	90,450

The provision for employee benefits represents accrued annual leave and vested together with vested and unvested long service leave entitlements. Other provisions relate to an allowance for make good office lease obligations.